Employee retirement benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee retirement benefit
Contributions and accruals to employee retirement benefit plan	¥ 617,704	¥ 592,786	¥ 455,559